INCOME TAX (Details 1) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Amount before taxes
Revaluation losses related to the defined benefit liability	$ 37,325	$ 3,753	$ 626
Unrealized gains/(loss) on investments in associates and joint ventures using equity method.	2,581	(11,547)	(1,718)
Net income (loss) from financial instruments measured at fair value	(16,873)	17,548	208,276
Net profit (loss) on foreign investment hedge	458,943	449,640
Net	481,976	470,941	208,902
Expenses or (income) per tax
Revaluation losses related to the defined benefit liability	7,663	3,725	10,966
Unrealized gains/(loss) on investments in associates and joint ventures using equity method.	663
Net profit (loss) by financial instruments measured at fair value	(10,190)	(9,789)	(24,341)
Net profit (loss) on foreign investment hedge	(172,870)	6,895	0
Net	174,734	831	(13,375)
Net taxes
Remeasurement loss related to defined benefit liability	29,662	28	(10,340)
Unrealized gains/(loss) on investments in associates and joint ventures using equity method.	1,918	(11,547)	(1,718)
Net profit (loss) by financial instruments measured at fair value	33,838	38,884	232,617
Net profit (loss) on foreign investment hedge	631,813	442,745	(345,412)
Net	$ 656,710	$ 470,110	$ 222,277